SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         ☐

Pre-Effective Amendment No.                                                                                     ☐

Post-Effective Amendment No.    112                                                                        ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT ☐

OF 1940

Amendment No. 113                                                                                                       ☒

(Check appropriate box or boxes.)

Mutual Fund and Variable Insurance Trust - File Nos. 033-11905 and 811-05010

(Exact Name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300, Indianapolis, IN 46208

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 544-8347

THE HUNTINGTON NATIONAL BANK

3805 EDWARDS ROAD

CINCINNATI, OH 45209

(Name and Address of Agent for Service)

With copy to:

David C. Mahaffey, Esq., Sullivan & Worcester LLP

1666 K Street, NW, Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

☒ on March 2, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 110 to the Registration Statement of the Mutual Fund and Variable Insurance Trust (formerly, The Huntington Funds) on behalf of Catalyst Managed Futures Strategy VA Fund (formerly, Catalyst Managed Futures Strategy Fund) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on December 11, 2015 (Accession Number 0001193125-15-401116), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until March 2, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 23rd day of February, 2016.

Mutual Fund and Variable Insurance Trust

By: /s/ Lisa Householder

Lisa Householder, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated.

Lisa Householder	February 23, 2016
Lisa K. Householder, President and Principal Executive Officer	Date

Bryan W. Ashmus	February 23, 2016
Bryan W. Ashmus, Treasurer and Principal	Date
Financial Officer

*	February 23, 2016
Tobias Caldwell, Trustee	Date

*	February 23, 2016
Stephen Lachenauer, Trustee	Date

*	February 23, 2016
Donald McIntosh, Trustee	Date

*By:	Nicole M. Crum
Nicole M. Crum

Attorney-in-Fact